Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Segment Reporting Information [Line Items]
Transaction costs, primarily related to acquisitions	$ 52.4
Mark to market gain	$ 10.1